Discontinued Operations - Narrative (Details) - USD ($)			3 Months Ended
	Apr. 15, 2021	Apr. 15, 2015	Jun. 30, 2021
New Fortress Energy | Hygo Energy Transition Ltd | HYGO merger agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares owned (in shares)		31,372,549
Payments to acquire outstanding shares	$ 580,000,000
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from NFE	$ 876,277,000
Transactions from discontinued operations after disposal			$ 3,100,000
Discontinued Operations, Disposed of by Sale | Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, share price (in USD per share)	$ 3.55
Consideration received from NFE	$ 75,700,000
Discontinued Operations, Disposed of by Sale | Golar LNG Partners | Hilli
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payment of dividends			7,200,000
Guarantor obligations, expenses reimbursements			$ 300,000
Discontinued Operations, Disposed of by Sale | Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, share price (in USD per share)	$ 44.65
Discontinued operation, consideration, shares received (in shares)	18,627,451
Consideration received from NFE	$ 50,000,000.0